Loan Payable (Details) - USD ($)			9 Months Ended	12 Months Ended
	Sep. 11, 2015	Aug. 01, 2013	Sep. 30, 2015	Dec. 31, 2014
Loan Payable (Textual)
Company to borrow amount		$ 50,000
Interest rate		8.00%
Maximum principal amount				$ 85,000
Accrued interest				4,270
Line of credit				59,868
Unaudited Interim [Member]
Loan Payable (Textual)
Company to borrow amount		$ 50,000
Interest rate		8.00%
Maximum principal amount				$ 85,000
Accrued interest			$ 8,610
Addition line of credit advanced			74,967
Line of credit			$ 73,068
Non-interest bearing demand note	$ 200,000
Legal and administration fees	$ 10,000